  As filed with the Securities and Exchange Commission on June 6, 2005.
                                                          File No. 333-119417
                                                                    811-08584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    -------
         Post-Effective Amendment No.   1                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   92                                        [X]
                                ------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  ___  immediately upon filing pursuant to paragraph (b) of Rule 485
  _X_  on July 5, 2005 pursuant to paragraph (b) of Rule 485
  ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___  on __________, pursuant to paragraph (a)(1) of Rule 485
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Huntington Director M Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-119417), as filed on March 31, 2005, and declared effective on May 2, 2005.

Supplements to the Prospectus and Statement of Additional Information for the Huntington Director M Outlook variable annuity, dated July 5, 2005, are included in Part A and Part B of this Post-Effective Amendment No. 1.

The Prospectus and Statement of Additional Information (including all financial statements) for Wells Fargo Director M Outlook variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 1, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-119417), as filed on March 31, 2005, and declared effective on May 2, 2005.

Supplements to the Prospectus and Statement of Additional Information for Wells Fargo Director M Outlook variable annuity, dated July 5, 2005, are included in Part A and Part B of this Post-Effective Amendment No. 1.

                                    PART A

                          HUNTINGTON DIRECTOR M OUTLOOK
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119417

        SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                SUPPLEMENT DATED JULY 5, 2005 TO YOUR PROSPECTUS

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

     - HUNTINGTON VA INTERNATIONAL EQUITY FUND SUB-ACCOUNT which purchases shares of Huntington VA International Equity Fund of Huntington VA Funds.

     - HUNTINGTON VA MORTGAGE SECURITIES FUND SUB-ACCOUNT which purchases shares of Huntington VA Mortgage Securities Fund of Huntington VA Funds.

The first paragraph under "The Funds" section in the "General Contract Information" section is deleted and replaced with the following:


          Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mid Corp America Fund, Huntington VA Mortgage Securities Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund and Huntington VA Situs Small Cap Fund are diversified series of the Huntington VA Funds, an open-end management investment company organized as a Massachusetts business trust. Huntington Asset Advisors, Inc. ("Huntington Asset Advisors") serves as investment adviser to the Huntington VA Funds. Laffer Investments, Inc. serves as sub-adviser to the VA Macro 100 Fund. Huntington Asset Advisors is located at Huntington Center, 41 South High Street, Columbus, Ohio 43287 and is a wholly owned subsidiary of The Huntington National Bank. Laffer Investments, Inc. is located at 2908 Poston Avenue, Nashville, TN 37203.

The following is added to the investment goals under "The Funds" within the "General Contract Information" section in alphabetical order:

          HUNTINGTON VA INTERNATIONAL EQUITY FUND - Seeks total return.

          HUNTINGTON VA MORTGAGE SECURITIES FUND - Seeks to achieve current income.

The following is added as the last paragraph to the introduction to the Accumulation Unit Values table in the Prospectus:

          There is no information for the Huntington VA International Equity Fund or Huntington VA Mortgage Securities Fund Sub-Accounts because, as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5189

                         WELLS FARGO DIRECTOR M OUTLOOK
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119417

       SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

                SUPPLEMENT DATED JULY 5, 2005 TO YOUR PROSPECTUS

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:

     - WELLS FARGO ADVANTAGE DISCOVERY FUND SUB-ACCOUNT which purchases shares of Wells Fargo Advantage Discovery Fund of the Wells Fargo Advantage Variable Trust Funds.

     - WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND SUB-ACCOUNT which purchases shares of Wells Fargo Advantage Multi Cap Value Fund of the Wells Fargo Advantage Variable Trust Funds.

     - WELLS FARGO ADVANTAGE OPPORTUNITY FUND SUB-ACCOUNT which purchases shares of Wells Fargo Advantage Opportunity Fund of the Wells Fargo Advantage Variable Trust Funds.

The first paragraph under "The Funds" section in the "General Contract Information" section is deleted and replaced with the following:


          Wells Fargo Fund Management, LLC is the investment adviser for the Asset Allocation Fund, Equity Income Fund, C&B Large Cap Value Fund, Discovery Fund, Large Company Core Fund, International Core Fund, Large Company Growth Fund, Money Market Fund, Multi Cap Value Fund, Opportunity Fund, Small Cap Growth Fund and Total Return Bond Fund of the Wells Fargo Variable Trust Funds.

The following is added to the investment goals under "The Funds" within the "General Contract Information" section in alphabetical order:

          WELLS FARGO ADVANTAGE DISCOVERY FUND - Seeks long-term capital appreciation.

          WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND - Seeks long-term capital appreciation.

          WELLS FARGO ADVANTAGE OPPORTUNITY FUND - Seeks long-term capital appreciation.

The following is added as the last paragraph to the introduction to the Accumulation Unit Values table in the Prospectus:

          There is no information for Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Multi Cap Value Fund or Wells Fargo Advantage Opportunity Fund Sub-Accounts because, as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-5187

                                    PART B

                          HUNTINGTON DIRECTOR M OUTLOOK
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119417

                      SUPPLEMENT DATED JULY 5, 2005 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

    SUPPLEMENT DATED JULY 5, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following is added as the last paragraph to the introduction to the Accumulation Unit Values table in the Statement of Additional Information:

     There is no information for the Huntington VA International Equity Fund or Huntington VA Mortgage Securities Fund Sub-Accounts because, as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5190

                         WELLS FARGO DIRECTOR M OUTLOOK
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-119417

                      SUPPLEMENT DATED JULY 5, 2005 TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

    SUPPLEMENT DATED JULY 5, 2005 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

The following is added as the last paragraph to the introduction to the Accumulation Unit Values table in the Statement of Additional Information:

     There is no information for Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Multi Cap Value Fund or Wells Fargo Advantage Opportunity Fund Sub-Accounts because, as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5188

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

         (2)  Not applicable.

         (3)  (a) Principal Underwriter Agreement.(2)

         (3)  (b) Form of Dealer Agreement.(2)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

         (5)  Form of Application.(3)

         (6)  (a) Articles of Incorporation of Hartford.(4)

         (6)  (b) Bylaws of Hartford.(5)

         (7)  Form of Reinsurance Agreement.(6)

         (8)  Form of Fund Participation Agreement.(7)

         (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

         (10) Consent of Deloitte & Touche LLP.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (99) Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101950, dated April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333- 66343, dated February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333- 69485, dated April 9, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33- 73570, filed April 12, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 333- 39612, dated September 6, 2000.

Item 25.     Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
Daniel A. Andriola                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph G. Eck                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Scott R. Sanderson                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Neal S. Wolin                                Executive Vice President and General Counsel
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-119414, filed on March 31, 2005.

Item 27. Number of Contract Owners

         As of April 30, 2005, there were 4,596 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account I)
          Hartford Life Insurance Company - Separate Account Two (DC
          Variable Account II)
          Hartford Life Insurance Company - Separate Account Two (QP
          Variable Account)
          Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ
          Variable Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

      (b) Directors and Officers of HSD

                                                  POSITIONS AND OFFICES
           NAME                                   WITH  UNDERWRITER
           ----                                   -----------------
          David A. Carlson                 Senior Vice President and Deputy Chief
                                           Financial Officer
          Richard G. Costello              Vice President and Secretary
          George R. Jay                    Chief Broker-Dealer Compliance Officer
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Neal S. Wolin                    Executive Vice President and
                                           General Counsel
          Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT
          06115.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 6th day of June, 2005.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE (Registrant)

By: Thomas M. Marra                            *By: /s/ Christopher M. Grinnell
   --------------------------------------------        ------------------------
    Thomas M. Marra, President, Chief Executive         Christopher M. Grinnell
    Officer and Chairman of the Board*                  Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By: Thomas M. Marra
   -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*  *By: /s/ Christopher M. Grinnell
Ernest M. McNeill, Jr., Vice President             --------------------------------
     & Chief Accounting Officer*                   Christopher M. Grinnell
John C. Walters, Executive Vice President,         Attorney-in-Fact
     Director*
Lizabeth H. Zlatkus, Executive Vice President
     and Chief Financial Officer, Director*        Date: June 6, 2005
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*

333-119417

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.